Finance Liabilities	12 Months Ended
Dec. 31, 2022
Finance Liabilities
Finance Liabilities
7.

Finance Liabilities
The amount of finance liabilities

shown in the 2022 accompanying

consolidated balance sheet is

analyzed
as follows:
2022
Finance liabilities 142,370
Less: Deferred financing costs

(1,439)
Finance liabilities, net of deferred financing costs $ 140,931
Less: Current finance liabilities, net of deferred financing costs, current
(8,802)
Finance liabilities, excluding current maturities $ 132,129
On March 29, 2022, the Company sold Florida

to an unrelated third party for $
50,000

(Note 4) and leased
back the

vessel under

a bareboat

agreement, for

a period

of
ten years
, under

which the

Company pays
hire, monthly

in advance.

Under the

bareboat charter,

the Company

has the

option to

repurchase the

vessel
after

the

end of

the third

year

of the

charter period,

or each

year thereafter,

until the

termination of

the
lease, at specific prices, subject to

irrevocable and written notice to the

owner. If

not repurchased earlier,
the Company has

the obligation to repurchase

the vessel for $
16,350
, on the expiration

of the lease

on the
tenth year. Issuance costs amounted to $ 513 .
On August 17, 2022, the

Company entered into
two

sale and leaseback agreements with two

unaffiliated
Japanese

third

parties

for
New

Orleans

and
Santa

Barbara,
for

an

aggregate

amount

of

$
66,400
.

The
vessels were delivered

to their buyers

on September 8,

2022 and September 12,

2022, respectively and
the Company

chartered in

both vessels

under bareboat

charter parties for

a period

of
eight years , each,
and has purchase options beginning at the end of the

third year of each vessel's bareboat charter period,
or

each

year

thereafter,

until

the

termination

of

the

lease,

at

specific

prices,

subject

to

irrevocable

and
written notice to the

owner.

If not repurchased earlier,

the Company has the

obligation to repurchase the
vessels for $ 13,000
, each, on the expiration

of each lease on

the eighth year. Issuance costs amounted

to
$ 665 .
On December 6, 2022, the Company

sold
DSI Andromeda

to an unrelated third party for $
29,850

(Note 4)
and

leased

back

the

vessel

under

a

bareboat

agreement,

for

a

period

of
ten years
,

under

which

the
Company

pays

hire,

monthly

in

advance.

Under

the

bareboat

charter,

the

Company

has

the

option

to
repurchase the vessel after the

end of the third year of

the charter period, or each

year thereafter, until the
termination

of the

lease, at

specific prices,

subject to

irrevocable and

written notice

to

the

owner.

If not
repurchased earlier, the Company

has the

obligation to

repurchase the vessel

for $
8,050
, on the

expiration
of the lease on the tenth year. Issuance costs amounted to $ 354 .
Under the bareboat charter parties, the Company is responsible for the operation and maintenance of the vessels and the

owner of the

vessels shall not

retain any control,

possession, or command of

the vessel
during the charter period.
The Company determined

that, under ACS

842-40 Sale and

Leaseback Transactions, the

transactions are
failed

sales

and

consequently the

assets

were not

derecognized from

the

financial

statements

and

the
proceeds from the sale of

the vessels were accounted

for as financial liabilities. As

of December 31, 2022,
the weighted

average remaining

lease term

of the

above lease

agreements

was
8.69

years and

the average
interest rate was 4.61%.
As of

December 31,

2022, and

throughout

the term

of the

leases,

the Company

has annual

finance liabilities
as shown in the table below:
Period Principal Repayment
Year 1 $ 9,033
Year 2 9,437
Year 3 9,808
Year 4 10,224
Year 5 10,661
Year 6 and

thereafter
93,207
Total $ 142,370